Related Parties - Narrative (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Acquire equity method investments	$ 3,700		$ 3,653	$ 0	$ 0
Officina Stellare S.p.A.
Schedule of Equity Method Investments [Line Items]
Acquire equity method investments		$ 456